Congressional Effect Family of Funds

May 4, 2009

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Congressional Effect Family of Funds (“Trust”) (File Nos. 333-148558 and 811-22164)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Trust do not differ from those contained in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, which was filed electronically.

If you have any questions concerning the foregoing, please call the undersigned at 215-830-8990 extension 101.

Sincerely,
Congressional Effect Family of Funds

/s/ David F. Ganley

David F. Ganley
Secretary

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101